UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:    BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 –	Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 4.2%
Ferrovial SA	393,500	$8,244,670
Vinci SA	110,200	7,605,205

		15,849,875
Diversified Telecommunication Services — 3.5%
BT Group PLC	426,800	2,794,227
Swisscom AG	2,010	1,115,953
Telenor ASA	139,100	3,201,115
Verizon Communications, Inc. (a)	118,400	5,969,728

		13,081,023
Electric Utilities — 18.5%
American Electric Power Co., Inc. (a)	36,300	1,887,237
Cleco Corp.	36,400	2,028,936
Duke Energy Corp. (a)	157,868	11,387,019
Edison International	127,600	6,992,480
Enel SpA (a)	236,200	1,344,679
Exelon Corp.	51,500	1,600,620
Iberdrola SA	182,200	1,355,508
ITC Holdings Corp. (a)	144,600	5,220,060
NextEra Energy, Inc. (b)	150,400	14,121,052
Northeast Utilities (a)	74,000	3,248,600
NRG Yield, Inc., Class A (a)	154,500	8,072,625
OGE Energy Corp.	52,400	1,883,780
PPL Corp. (a)	82,700	2,728,273
Spark Infrastructure Group	670,800	1,168,872
Terna Rete Elettrica Nazionale SpA	251,100	1,320,580
Westar Energy, Inc.	88,600	3,193,144
Xcel Energy, Inc.	59,900	1,844,920

		69,398,385
Gas Utilities — 1.1%
Snam SpA (a)	691,900	4,078,660
Independent Power and Renewable Electricity Producers — 5.0%
Calpine Corp. (a)(c)	41,700	919,068
EDP Renovaveis SA	313,900	2,213,361
Enel Green Power SpA (a)	822,500	2,274,956
NextEra Energy Partners LP (c)	70,600	2,403,224
NRG Energy, Inc. (a)	143,401	4,439,695
Pattern Energy Group, Inc.	92,200	2,857,278
Terraform Power, Inc., Class A (c)	120,700	3,711,525

		18,819,107
Machinery — 0.8%
Xylem, Inc.	79,500	2,805,555
Media — 1.4%
Comcast Corp., Special Class A (a)(b)	20,100	1,074,747
Time Warner Cable, Inc. (a)	28,700	4,164,370

		5,239,117
Multi-Utilities — 19.6%
CenterPoint Energy, Inc. (a)	155,900	3,791,488
CMS Energy Corp. (b)	397,600	11,502,568

Common Stocks	Shares	Value
Multi-Utilities (concluded)
Dominion Resources, Inc. (a)	152,400	$10,308,336
DTE Energy Co.	25,100	1,852,882
E.ON SE	39,300	741,916
MDU Resources Group, Inc.	138,500	4,364,135
National Grid PLC	956,000	13,616,577
NiSource, Inc.	138,500	5,218,680
NorthWestern Corp.	67,000	3,096,740
Public Service Enterprise Group, Inc.	158,756	5,583,449
Sempra Energy	75,300	7,508,163
Veolia Environnement SA	55,000	974,151
Wisconsin Energy Corp.	113,000	4,924,540

		73,483,625
Oil, Gas & Consumable Fuels — 23.8%
Access Midstream Partners LP (a)	33,276	2,003,881
AltaGas Ltd. (a)	56,900	2,575,334
Delek Logistics Partners LP	37,200	1,236,900
Enable Midstream Partners LP	45,800	1,090,956
Enbridge, Inc.	162,200	7,944,556
Energy Transfer Partners LP	29,496	1,644,107
Enterprise Products Partners LP	115,977	8,651,884
EQT Midstream Partners LP	49,000	4,240,460
GasLog Partners LP (c)	6,500	217,100
Genesis Energy LP	143,669	7,541,186
Magellan Midstream Partners LP	74,100	5,942,079
MarkWest Energy Partners LP (a)	77,453	5,406,219
MPLX LP	60,500	3,433,375
ONEOK Partners LP	78,245	4,387,980
PBF Logistics LP (c)	32,300	830,433
Pembina Pipeline Corp.	84,200	3,527,543
Phillips 66 Partners LP (a)	42,500	2,717,875
Plains All American Pipeline LP (a)(b)	109,670	6,289,575
QEP Midstream Partners LP	44,300	1,084,907
Rose Rock Midstream LP	18,300	973,743
Sunoco Logistics Partners LP	98,600	4,376,854
Tesoro Logistics LP (a)	69,200	4,610,104
TransCanada Corp. (a)	74,800	3,752,520
Valero Energy Partners LP (a)	45,300	2,105,544
Western Gas Partners LP	23,514	1,742,623
Williams Partners LP	16,790	850,246

		89,177,984
Real Estate Investment Trusts (REITs) — 3.9%
American Tower Corp. (a)(b)	153,400	14,479,426
Transportation Infrastructure — 13.5%
Abertis Infraestructuras SA	390,900	8,567,508
Aeroports de Paris	29,300	4,013,465
Atlantia SpA (a)	488,884	12,938,900
CCR SA	223,900	1,767,515
Flughafen Zuerich AG	6,300	3,921,068
Fraport AG Frankfurt Airport Services Worldwide	69,400	4,561,151

Portfolio Abbreviations

AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazil Real	GBP	British Pound	USD	US Dollar
CAD	Canadian Dollar

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Transportation Infrastructure (concluded)
Groupe Eurotunnel SA	348,800	$4,615,937
Sydney Airport	597,666	2,370,865
Transurban Group	1,090,300	7,829,424

		50,585,833
Water Utilities — 3.0%
American Water Works Co., Inc. (a)	184,600	8,818,342
Aqua America, Inc. (a)	58,050	1,380,429
Severn Trent PLC	26,400	861,248

		11,060,019
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (a)(c)	22,800	2,438,004
Total Long-Term Investments (Cost — $291,509,767) — 99.0%		370,496,613

Short-Term Securities	Shares	Value
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	3,446,330	$3,446,330
Total Short-Term Securities (Cost — $3,446,330) — 0.9%		3,446,330
Total Investments Before Options Written (Cost — $294,956,097) — 99.9%		373,942,943

Options Written
(Premiums Received — $2,141,787) — (0.4)%		(1,328,925)
Total Investments Net of Options Written — 99.5%		372,614,018
Other Assets Less Liabilities — 0.5%		1,908,390

Net Assets — 100.0%		$374,522,408

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$295,710,405

Gross unrealized appreciation	$79,658,886
Gross unrealized depreciation	(1,426,348)

Net unrealized appreciation	$78,232,538

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,720,002	(12,273,672)	3,446,330	$2,646

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American Tower Corp.	Call	USD	92.00	8/08/14	268	$(92,456)
Duke Energy Corp.	Call	USD	73.05	8/08/14	261	(6,662)
Verizon Communications, Inc.	Call	USD	50.00	8/08/14	94	(7,238)
Verizon Communications, Inc.	Call	USD	50.50	8/08/14	65	(3,219)
Atlantia SpA	Call	EUR	20.00	8/14/14	170	(33,019)
Enel Green Power SpA	Call	EUR	2.10	8/14/14	12	(266)
Enel SpA	Call	EUR	4.40	8/14/14	82	(2,119)
Snam SpA	Call	EUR	4.40	8/14/14	240	(21,249)
Valero Energy Partners LP	Call	USD	47.75	8/16/14	74	(5,435)
Access Midstream Partners LP	Call	USD	65.00	8/18/14	56	(1,400)

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AltaGas Ltd.	Call	CAD	50.00	8/18/14	110	$(3,531)
Calpine Corp.	Call	USD	24.00	8/18/14	150	(1,125)
Comcast Corp., Special Class A	Call	USD	55.00	8/18/14	73	(1,825)
Dominion Resources, Inc.	Call	USD	72.50	8/18/14	250	(1,875)
ITC Holdings Corp.	Call	USD	36.67	8/18/14	126	(4,095)
MarkWest Energy Partners LP	Call	USD	75.00	8/18/14	272	(6,800)
Phillips 66 Partners LP	Call	USD	80.00	8/18/14	51	(24,990)
PPL Corp.	Call	USD	34.00	8/18/14	289	(5,780)
SBA Communications Corp., Class A	Call	USD	105.00	8/18/14	80	(24,400)
Tesoro Logistics LP	Call	USD	75.00	8/18/14	100	(27,500)
American Tower Corp.	Call	USD	93.00	8/22/14	268	(66,330)
Dominion Resources, Inc.	Call	USD	70.11	8/27/14	183	(6,750)
Verizon Communications, Inc.	Call	USD	51.00	8/29/14	50	(3,200)
Duke Energy Corp.	Call	USD	73.05	9/04/14	292	(20,440)
Northeast Utilities	Call	USD	45.95	9/05/14	63	(1,337)
Verizon Communications, Inc.	Call	USD	53.50	9/05/14	205	(2,665)
Dominion Resources, Inc.	Call	USD	70.11	9/09/14	100	(4,336)
Time Warner Cable, Inc.	Call	USD	147.75	9/12/14	100	(24,890)
Atlantia SpA	Call	EUR	21.00	9/19/14	156	(23,965)
Enel SpA	Call	EUR	4.40	9/19/14	42	(2,413)
Enel SpA	Call	EUR	4.60	9/19/14	41	(1,214)
Aqua America, Inc.	Call	USD	25.00	9/22/14	203	(4,568)
CenterPoint Energy, Inc.	Call	USD	25.00	9/22/14	316	(11,850)
NRG Yield, Inc., Class A	Call	USD	54.40	9/22/14	157	(17,525)
Plains All American Pipeline LP	Call	USD	59.75	9/22/14	62	(2,898)
TransCanada Corp.	Call	CAD	55.50	9/22/14	261	(19,988)
Total						$(489,353)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	31.33	8/04/14	67,200	$(1)
Edison International	Citibank N.A.	Call	USD	58.29	8/04/14	44,600	(3)
MDU Resources Group, Inc.	UBS AG	Call	USD	32.95	8/04/14	10,000	(67)
Pattern Energy Group, Inc.	Barclays Bank PLC	Call	USD	31.35	8/04/14	19,700	(2,451)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	47.95	8/05/14	16,200	(5,116)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	5.27	8/05/14	13,250	(1,194)
MPLX LP	UBS AG	Call	USD	60.25	8/05/14	21,200	(611)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	38.26	8/05/14	24,800	(1)
Transurban Group	Morgan Stanley & Co. International PLC	Call	AUD	7.80	8/05/14	191,000	(5,887)
Abertis Infraestructuras SA	Bank of America N.A.	Call	EUR	17.00	8/06/14	65,200	(1,235)
CCR SA	Morgan Stanley & Co. International PLC	Call	BRL	18.26	8/06/14	58,400	(1,785)
Telenor ASA	Bank of America N.A.	Call	NOK	142.21	8/06/14	48,600	(25,652)
Tesoro Logistics LP	Morgan Stanley & Co. International PLC	Call	USD	69.44	8/06/14	10,300	(925)
AltaGas Ltd.	Morgan Stanley & Co. International PLC	Call	CAD	49.30	8/07/14	8,900	(3,758)
NiSource, Inc.	Citibank N.A.	Call	USD	37.50	8/07/14	14,800	(10,962)
NRG Yield, Inc., Class A	Citibank N.A.	Call	USD	51.18	8/07/14	38,500	(65,543)
Transurban Group	UBS AG	Call	AUD	7.66	8/07/14	191,000	(21,404)
Western Gas Partners LP	UBS AG	Call	USD	74.50	8/07/14	8,200	(4,608)
CenterPoint Energy, Inc.	Deutsche Bank AG	Call	USD	25.93	8/08/14	22,950	(73)
Ferrovial SA	Bank of America N.A.	Call	EUR	16.21	8/08/14	77,000	(3,217)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of July 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	9.78	8/08/14	44,000	$(11,924)
ONEOK Partners LP	UBS AG	Call	USD	56.14	8/08/14	9,100	(8,096)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/11/14	8,100	(454)
Magellan Midstream Partners LP	Citibank N.A.	Call	USD	84.00	8/11/14	6,800	(946)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.95	8/11/14	17,200	(935)
Pattern Energy Group, Inc.	Deutsche Bank AG	Call	USD	33.97	8/11/14	12,300	(1,875)
Sempra Energy	UBS AG	Call	USD	101.00	8/11/14	6,600	(4,119)
Abertis Infraestructuras SA	UBS AG	Call	EUR	16.97	8/12/14	35,800	(2,551)
Cleco Corp.	Deutsche Bank AG	Call	USD	52.25	8/12/14	5,800	(20,242)
Severn Trent PLC	Bank of America N.A.	Call	GBP	19.38	8/12/14	4,600	(1,897)
BT Group PLC	Goldman Sachs International	Call	GBP	3.86	8/13/14	148,000	(12,524)
Ferrovial SA	Deutsche Bank AG	Call	EUR	15.63	8/13/14	29,000	(10,573)
Fraport AG Frankfurt Airport Services Worldwide	Bank of America N.A.	Call	EUR	53.45	8/13/14	4,600	(63)
OGE Energy Corp.	Credit Suisse International	Call	USD	37.13	8/13/14	9,200	(1,432)
Veolia Environnement SA	Morgan Stanley & Co. International PLC	Call	EUR	13.28	8/13/14	19,500	(5,956)
Vinci SA	Morgan Stanley & Co. International PLC	Call	EUR	52.83	8/13/14	39,000	(26,157)
Enterprise Products Partners LP	Deutsche Bank AG	Call	USD	78.29	8/20/14	35,500	(6,157)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	49.77	8/21/14	8,100	(1,448)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	30.64	8/21/14	35,900	(598)
Enbridge, Inc.	Deutsche Bank AG	Call	USD	48.67	8/21/14	28,300	(18,212)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	52.07	8/21/14	4,600	(846)
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	9.78	8/21/14	44,000	(16,654)
Northeast Utilities	Morgan Stanley & Co. International PLC	Call	USD	46.60	8/21/14	19,600	(1,352)
OGE Energy Corp.	UBS AG	Call	USD	37.77	8/21/14	9,100	(1,306)
ONEOK Partners LP	Credit Suisse International	Call	USD	56.89	8/21/14	9,100	(5,002)
Sempra Energy	UBS AG	Call	USD	102.65	8/21/14	19,700	(8,734)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	39.27	8/25/14	24,800	(8,528)
Xcel Energy, Inc.	Bank of America N.A.	Call	USD	31.45	8/25/14	20,900	(4,085)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.52	8/26/14	17,200	(6,686)
NorthWestern Corp.	Deutsche Bank AG	Call	USD	51.10	8/26/14	21,300	(138)
Enbridge, Inc.	Deutsche Bank AG	Call	USD	48.67	8/27/14	28,400	(20,757)
ITC Holdings Corp.	Credit Suisse International	Call	USD	36.59	8/27/14	12,600	(6,540)
Magellan Midstream Partners LP	Barclays Bank PLC	Call	USD	82.97	8/27/14	19,100	(16,224)
Sunoco Logistics Partners LP	Deutsche Bank AG	Call	USD	45.80	8/27/14	17,300	(6,854)
Sydney Airport	Goldman Sachs International	Call	AUD	4.30	8/27/14	105,000	(6,268)
Westar Energy, Inc.	Deutsche Bank AG	Call	USD	37.25	8/27/14	15,500	(1,960)
Xylem, Inc.	Credit Suisse International	Call	USD	37.89	8/28/14	27,800	(3,354)
Energy Transfer Partners LP	Deutsche Bank AG	Call	USD	56.50	8/29/14	10,300	(7,823)
Williams Partners LP	Citibank N.A.	Call	USD	54.00	8/29/14	5,800	(386)
Aeroports de Paris	Bank of America N.A.	Call	EUR	96.18	9/03/14	5,000	(42,343)
CCR SA	Morgan Stanley & Co. International PLC	Call	BRL	18.85	9/03/14	20,000	(1,506)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank AG	Call	EUR	52.14	9/03/14	4,800	(1,378)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.15	9/04/14	16,000	(8,118)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	30.64	9/04/14	36,000	(2,218)
EDP Renovaveis SA	Bank of America N.A.	Call	EUR	5.47	9/04/14	13,200	(1,648)
Genesis Energy LP	Goldman Sachs International	Call	USD	54.42	9/04/14	25,000	(13,873)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	33.49	9/04/14	34,000	(7,759)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
NiSource, Inc.	Citibank N.A.	Call	USD	39.59	9/04/14	33,600	$(13,816)
American Electric Power Co., Inc.	Citibank N.A.	Call	USD	54.55	9/08/14	12,700	(2,211)
Plains All American Pipeline LP	Morgan Stanley & Co. International PLC	Call	USD	58.97	9/08/14	26,000	(16,632)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	38.56	9/08/14	5,900	(348)
Tesoro Logistics LP	Morgan Stanley & Co. International PLC	Call	USD	74.01	9/08/14	4,000	(963)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	45.90	9/08/14	9,900	(2,203)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.89	9/09/14	16,200	(10,544)
Cleco Corp.	UBS AG	Call	USD	57.36	9/09/14	7,000	(7,529)
E.ON SE	Deutsche Bank AG	Call	EUR	14.80	9/09/14	13,700	(2,356)
Enterprise Products Partners LP	Credit Suisse International	Call	USD	78.24	9/09/14	5,000	(1,892)
EQT Midstream Partners LP	Credit Suisse International	Call	USD	96.62	9/09/14	8,300	(12,726)
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	10.31	9/09/14	32,700	(5,811)
Iberdrola SA	UBS AG	Call	EUR	5.56	9/09/14	63,500	(10,365)
National Grid PLC	Goldman Sachs International	Call	GBP	8.61	9/09/14	164,200	(18,942)
Pembina Pipeline Corp.	Goldman Sachs International	Call	CAD	45.28	9/09/14	29,400	(25,300)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	19.70	9/09/14	4,600	(2,750)
Valero Energy Partners LP	Morgan Stanley & Co. International PLC	Call	USD	49.00	9/09/14	3,500	(3,433)
Westar Energy, Inc.	Citibank N.A.	Call	USD	37.05	9/09/14	15,500	(14,807)
ITC Holdings Corp.	Citibank N.A.	Call	USD	36.29	9/11/14	25,400	(19,430)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	5.23	9/12/14	42,000	(11,793)
Exelon Corp.	Goldman Sachs International	Call	USD	34.24	9/12/14	18,000	(1,239)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank AG	Call	EUR	50.63	9/12/14	2,200	(2,056)
Plains All American Pipeline LP	Deutsche Bank AG	Call	USD	59.00	9/15/14	6,200	(4,502)
EQT Midstream Partners LP	Credit Suisse International	Call	USD	93.86	9/16/14	8,800	(22,239)
Genesis Energy LP	Goldman Sachs International	Call	USD	54.42	9/16/14	25,000	(18,338)
ONEOK Partners LP	UBS AG	Call	USD	58.50	9/16/14	9,100	(5,226)
Phillips 66 Partners LP	Goldman Sachs International	Call	USD	77.75	9/16/14	5,000	(932)
Phillips 66 Partners LP	UBS AG	Call	USD	72.18	9/16/14	4,700	(3,496)
Sunoco Logistics Partners LP	Deutsche Bank AG	Call	USD	45.80	9/16/14	17,300	(11,931)
Valero Energy Partners LP	Morgan Stanley & Co. International PLC	Call	USD	45.25	9/17/14	5,000	(14,196)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	46.36	9/17/14	29,600	(4,023)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	5.39	9/18/14	28,100	(5,706)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	49.95	9/18/14	2,200	(3,097)
National Grid PLC	Deutsche Bank AG	Call	GBP	8.67	9/18/14	193,000	(20,925)
Abertis Infraestructuras SA	Morgan Stanley & Co. International PLC	Call	EUR	16.95	9/24/14	35,800	(10,749)
Spark Infrastructure Group	Morgan Stanley & Co. International PLC	Call	AUD	1.93	9/24/14	118,000	(1,093)
Sydney Airport	Bank of America N.A.	Call	AUD	4.38	9/24/14	105,000	(5,023)
Access Midstream Partners LP	Credit Suisse International	Call	USD	63.68	9/25/14	6,000	(3,534)
Aeroports de Paris	Goldman Sachs International	Call	EUR	104.03	9/25/14	2,600	(5,091)
NorthWestern Corp.	UBS AG	Call	USD	49.70	9/25/14	2,100	(350)
Ferrovial SA	Deutsche Bank AG	Call	EUR	16.24	9/30/14	32,000	(10,401)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	5.73	10/02/14	13,300	(1,395)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	103.52	10/09/14	2,600	(7,187)
Total							$(839,572)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instrument, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$15,849,875	—	$15,849,875
Diversified Telecommunication Services	$5,969,728	7,111,295	—	13,081,023
Electric Utilities	64,208,746	5,189,639	—	69,398,385
Gas Utilities	—	4,078,660	—	4,078,660
Independent Power and Renewable Electricity Producers	14,330,790	4,488,317	—	18,819,107
Machinery	2,805,555	—	—	2,805,555
Media	5,239,117	—	—	5,239,117
Multi-Utilities	58,150,981	15,332,644	—	73,483,625
Oil, Gas & Consumable Fuels	89,177,984	—	—	89,177,984
Real Estate Investment Trusts (REITs)	14,479,426	—	—	14,479,426
Transportation Infrastructure	1,767,515	48,818,318	—	50,585,833
Water Utilities	10,198,771	861,248	—	11,060,019
Wireless Telecommunication Services	2,438,004	—	—	2,438,004
Short-Term Securities	3,446,330	—	—	3,446,330
Total	$272,212,947	$101,729,996	—	$373,942,943

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(314,837)	$(1,014,088)	—	$(1,328,925)
[1] Derivative financial instruments are options written, which are shown at value.

6	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$83,623	—	—	$83,623
Foreign currency at value	44,488	—	—	44,488
Total	$128,111	—	—	$128,111

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31, 2014, securities with a value of $8,092,125 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

JULY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date:	September 25, 2014

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